DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details 4) (RUB) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Significant other observable inputs (Level 2) | Fair value measured on recurring basis
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative assets	21,944	1,837
Fair value of derivative liabilities	(2,550)	(421)
Significant other observable inputs (Level 2) | Fair value measured on recurring basis | Interest rate swaps
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative assets	8	12
Fair value of derivative liabilities	(2,550)	(421)
Significant other observable inputs (Level 2) | Fair value measured on recurring basis | Cross-currency interest rate swaps
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative assets	21,936	1,825
Significant observable inputs (Level 1)
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative assets	0
Fair value of derivative liabilities	0
Significant unobservable inputs (Level 3)
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative assets	0
Fair value of derivative liabilities	0